SCHEDULE OF INVESTMENTS
Ivy Accumulative Fund (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 1.9%
8x8, Inc.(A)	1,630	$22,590

Interactive Media & Services – 3.6%
Facebook, Inc., Class A(A)	248	41,442

Movies & Entertainment – 3.0%
Live Nation, Inc.(A)	767	34,864

Total Communication Services - 8.5%		98,896
Consumer Discretionary
Apparel Retail – 2.3%
TJX Cos., Inc. (The)	550	26,280

Apparel, Accessories & Luxury Goods – 2.7%
adidas AG(B)	143	31,766

Internet & Direct Marketing Retail – 7.7%
Amazon.com, Inc.(A)	46	88,858

Restaurants – 5.6%
Darden Restaurants, Inc.	418	22,778
Domino’s Pizza, Inc.	78	25,277
Starbucks Corp.	261	17,180
		65,235
Specialized Consumer Services – 1.0%
Uber Technologies, Inc.(A)	424	11,836

Total Consumer Discretionary - 19.3%		223,975
Financials
Asset Management & Custody Banks – 1.7%
KKR & Co.	850	19,949

Financial Exchanges & Data – 2.5%
S&P Global, Inc.	120	29,471

Investment Banking & Brokerage – 2.3%
Tradeweb Markets, Inc., Class A	625	26,275

Other Diversified Financial Services – 2.0%
Citigroup, Inc.	552	23,244

Total Financials - 8.5%		98,939
Health Care
Health Care Equipment – 7.9%
DexCom, Inc.(A)	138	37,213
Insulet Corp.(A)	154	25,472
Tactile Systems Technology, Inc.(A)	350	14,056
Tandem Diabetes Care, Inc.(A)	233	14,994
		91,735

Health Care Supplies – 2.5%
Alcon, Inc.(A)(C)	563	28,608

Health Care Technology – 1.8%
Tabula Rasa HealthCare, Inc.(A)(C)	385	20,126

Pharmaceuticals – 1.8%
Elanco Animal Health, Inc.(A)	950	21,268

Total Health Care - 14.0%		161,737
Industrials
Building Products – 1.5%
Trane Technologies plc	210	17,344

Industrial Machinery – 4.5%
Ingersoll-Rand, Inc.(A)	1,434	35,554
Kornit Digital Ltd.(A)	684	17,036
		52,590

Total Industrials - 6.0%		69,934
Information Technology
Application Software – 11.7%
Adobe, Inc.(A)	96	30,553
Five9, Inc.(A)	544	41,559
NVIDIA Corp.	76	20,032
Q2 Holdings, Inc.(A)	297	17,565
Workday, Inc., Class A(A)	204	26,513
		136,222

Data Processing & Outsourced Services – 12.3%
Fiserv, Inc.(A)	628	59,675
MasterCard, Inc., Class A	240	58,030
PayPal, Inc.(A)	257	24,636
		142,341

Internet Services & Infrastructure – 1.3%
Twilio, Inc., Class A(A)	172	15,398

IT Consulting & Other Services – 2.4%
Garter, Inc., Class A(A)	274	27,297

Semiconductors – 5.0%
Analog Devices, Inc.	297	26,659
nLight, Inc.(A)	602	6,319
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	524	25,045
		58,023

Systems Software – 9.0%
Microsoft Corp.	661	104,236

Total Information Technology - 41.7%		483,517

TOTAL COMMON STOCKS – 98.0%		$1,136,998
(Cost: $1,035,874)

SHORT-TERM SECURITIES
Money Market Funds(E) - 3.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.390%(D)	18,722	18,722

State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.310%	21,444	21,444
		40,166

TOTAL SHORT-TERM SECURITIES – 3.5%		$40,166
(Cost: $40,166)

TOTAL INVESTMENT SECURITIES – 101.5%		$1,177,164
(Cost: $1,076,040)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(17,095)

NET ASSETS – 100.0%		$1,160,069

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Listed on an exchange outside the United States.

(C) All or a portion of securities with an aggregate value of $18,311 are on loan.

(D) Investment made with cash collateral received from securities on loan.

(E) Rate shown is the annualized 7-day yield at March 31, 2020.

The following forward foreign currency contracts were outstanding at March 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	27,853	U.S. Dollar	30,628	4-14-20	Morgan Stanley International	$—	$106

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$98,896	$—	$—
Consumer Discretionary	192,209	31,766	—
Financials	98,939	—	—
Health Care	161,737	—	—
Industrials	69,934	—	—
Information Technology	483,517	—	—
Total Common Stocks	$1,105,232	$31,766	$—
Short-Term Securities	40,166	—	—
Total	$1,145,398	$31,766	$—

Liabilities
Forward Foreign Currency Contracts	$—	$106	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,076,040

Gross unrealized appreciation	191,041
Gross unrealized depreciation	(89,917)
Net unrealized appreciation	$101,124